CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss					$ (6,543,000)	$ (47,825,000)	$ (14,988,000)	$ (21,531,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account						(83,000)	(712,000)	(788,000)
Changes in fair value of warrant liability						5,783,000
Changes in operating assets and liabilities:
Net cash used in operating activities						(32,858,000)	(12,304,000)	(19,130,000)
Cash flows from investing activities
Net cash provided by (used in) investing activities						45,506,000	15,984,000	20,416,000
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities						24,183,000	(171,000)	(154,000)
Cash-Beginning of period			$ 11,055,000			11,055,000	9,858,000	9,858,000
Cash-End of period		$ 47,886,000		$ 11,055,000	11,055,000	47,886,000		11,055,000
Northern Genesis Acquisition Corp. II
Cash Flows from Operating Activities:
Net loss	$ 1,000	11,546,198	4,880,183	(1,450)		4,182,273
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account						(28,694)
Changes in fair value of warrant liability		(12,701,734)				(8,328,400)
Change in fair value of FPA liability		(393,333)				(253,333)
Loss on initial issuance of private warrants						267,467
Offering costs allocable to warrant liabilities						1,148,289
Changes in operating assets and liabilities:
Prepaid expenses and other current assets						(116,653)
Accrued expenses	1,000			1,450		1,090,154
Net cash used in operating activities				0		(2,038,897)
Cash flows from investing activities
Investment of cash in Trust Account						(414,000,000)
Net cash provided by (used in) investing activities						(414,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid						405,720,000
Proceeds from sale of Private Placement Warrants						10,030,000
Proceeds from promissory note - related party	5,000			117,917		750,000
Repayment of promissory note-related party						(117,917)
Payment of offering costs	(5,000)			(117,917)		(308,498)
Net cash provided by (used in) financing activities				0		416,073,585
Net Change in Cash				0		34,688
Cash-Beginning of period	0		$ 0	0	0	0
Cash-End of period	$ 0	$ 34,688		$ 0	$ 0	34,688	$ 0	$ 0
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption						414,000,000
Initial Classification of Warrant Liabilities						30,583,467
Deferred underwriting fee payable						$ 14,490,000